Goodwill and Intangible Assets - Summary of Estimated Amortization Expenses (Detail) - USD ($) $ in Millions	Oct. 02, 2016	Jan. 03, 2016	Dec. 28, 2014
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2016		$ 18.9
2017		15.6
2018		12.9
2019		10.8
2020		9.0
Thereafter		37.1
Net	$ 106.0	$ 104.3	$ 87.0